Summary of Significant Accounting Policies - Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Unrealized holding (loss) gain on securities available for sale during the year, Pre-tax	$ (12,120)	$ 2,788	$ 13,053
Unrealized holding (loss) gain on securities available for sale during the year, Tax	4,950	(1,139)	(5,332)
Unrealized holding (loss) gain on securities available for sale during the year, After-tax	(7,170)	1,649	7,721
Reclassification adjustment for net gain included in net income, Pre-tax	(3,500)	(151)	(1,855)
Reclassification adjustment for net gain included in net income, Tax	1,429	63	757
Reclassification adjustment for net gain included in net income, After-tax	(2,071)	(88)	(1,098)
Reclassification adjustment for net impairment loss recognized in earnings, Pre-tax			250
Reclassification adjustment for net impairment loss recognized in earnings, Tax			(102)
Reclassification adjustment for net impairment loss recognized in earnings, After-tax			148
Net unrealized (loss) gain on securities available for sale, Pre-tax	(15,620)	2,637	11,448
Net unrealized (loss) gain on securities available for sale, Tax	6,379	(1,076)	(4,677)
Net unrealized (loss) gain on securities available for sale, After-tax	$ (9,241)	$ 1,561	$ 6,771